SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales-type Leases And Net Investment In Lease
Revenue from sales-type leases			¥ 1,104
Revenue from sales-type leases, cost			129
Revenue from sales-type leases, interest income	¥ 1,309	¥ 1,696	¥ 1,743